Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LARGE CAP FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	17.59%	20.52%	19.45%	(15.84%)	24.08%	11.57%	29.05%	(6.87%)	22.54%	8.55%
LARGE CAP VALUE FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	18.92%	12.72%	8.74%	(4.99%)	27.67%	(2.46%)	22.68%	(9.73%)	17.39%	14.90%
LARGE CAP GROWTH FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	18.22%	32.39%	39.28%	(28.83%)	25.39%	33.98%	33.18%	(0.89%)	28.39%	(0.64%)
LARGE CAP INDEX FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	17.04%	24.09%	26.27%	(19.33%)	26.16%	20.64%	31.08%
TAX-MANAGED LARGE CAP FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	16.94%	14.57%	17.38%	(13.24%)	28.42%	12.16%	28.30%	(6.25%)	21.17%	8.01%
S&P 500 INDEX FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	17.57%	24.66%	25.98%	(18.33%)	28.42%	18.08%	31.22%	(4.63%)	21.31%	11.47%
SMALL CAP FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	10.06%	13.24%	13.39%	(15.63%)	24.90%	15.77%	23.55%	(13.07%)	9.71%	14.00%
SMALL CAP VALUE FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	13.30%	8.42%	15.50%	(12.16%)	29.48%	0.99%	21.94%	(16.96%)	7.61%	20.52%
SMALL CAP GROWTH FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	4.45%	16.73%	13.71%	(23.11%)	13.53%	22.69%	21.21%	(4.99%)	18.38%	8.79%
TAX-MANAGED SMALL/MID CAP FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	8.70%	13.65%	12.92%	(16.89%)	23.51%	10.24%	21.97%	(12.25%)	15.88%	12.87%
MID-CAP FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	9.96%	15.91%	14.81%	(14.49%)	27.81%	5.75%	24.52%	(11.88%)	20.33%	15.58%
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	10.45%	15.56%	3.71%	(0.93%)	19.63%	(2.19%)	24.16%	(2.77%)	14.04%	12.05%
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	13.44%	12.80%	7.79%	(7.69%)	18.01%	(2.68%)	19.80%	(6.49%)	17.18%	7.17%
Tax-Managed Managed Volatility Fund - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	11.02%	17.20%	7.55%	(3.01%)	24.02%	1.27%	23.99%	(2.85%)	15.19%	11.85%
Tax-Managed International Managed Volatility Fund - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	29.70%	5.96%	12.88%	(11.61%)	7.55%	(1.58%)	15.49%	(12.36%)	20.81%
REAL ESTATE FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	1.88%	10.66%	15.72%	(25.79%)	43.92%	(3.54%)	25.27%	(5.92%)	5.21%	6.66%
CORE FIXED INCOME FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	7.04%	0.84%	5.92%	(15.11%)	(1.70%)	9.02%	9.24%	(0.47%)	4.15%	3.35%
HIGH YIELD BOND FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	7.54%	9.22%	12.57%	(11.78%)	9.88%	5.31%	13.29%	(2.57%)	7.63%	17.23%
CONSERVATIVE INCOME FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	4.23%	5.18%	5.12%	1.51%	0.01%	0.53%	2.20%	1.86%	0.99%
TAX-FREE CONSERVATIVE INCOME FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	2.61%	3.12%	3.09%	0.96%	0.01%	0.38%	1.28%	1.16%	0.58%
REAL RETURN FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	6.04%	4.06%	4.07%	(4.41%)	5.01%	5.08%	4.59%	(0.03%)	0.42%	2.54%
DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	18.81%	24.46%	21.12%	(16.48%)	30.59%	19.94%	26.83%	(8.37%)	19.03%	11.56%
MULTI-STRATEGY ALTERNATIVE FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	10.62%	6.44%	7.20%	(4.94%)	1.47%	12.06%	4.85%	(3.67%)	5.26%	4.03%
LARGE CAP FUND - Class I Prospectus | SIMT Large Cap Fund - Class I
Prospectus [Line Items]
Annual Return [Percent]	17.59%	20.52%	19.45%	(15.84%)	24.08%	11.57%	29.05%	(6.87%)	22.54%	8.55%
LARGE CAP VALUE FUND - Class I Prospectus | CLASS I
Prospectus [Line Items]
Annual Return [Percent]	18.64%	12.47%	8.51%	(5.18%)	27.35%	(2.69%)	22.41%	(9.92%)	17.13%	14.68%
LARGE CAP GROWTH FUND - Class I Prospectus | CLASS I
Prospectus [Line Items]
Annual Return [Percent]	17.97%	32.10%	38.98%	(29.00%)	25.12%	33.70%	32.88%	(1.12%)	28.08%	(0.84%)
S&P 500 Index Fund - Class I Prospectus | Class I
Prospectus [Line Items]
Annual Return [Percent]	17.09%	24.17%	25.47%	(18.65%)	27.90%	17.62%	30.69%	(5.01%)	21.06%	11.20%
SMALL CAP FUND - Class I Prospectus | SIMT Small Cap Fund - Class I
Prospectus [Line Items]
Annual Return [Percent]	10.06%	13.24%	13.39%	(15.63%)	24.90%	15.77%	23.55%	(13.07%)	9.71%	14.00%
SMALL CAP VALUE FUND - Class I Prospectus | CLASS I
Prospectus [Line Items]
Annual Return [Percent]	13.04%	8.16%	15.21%	(12.35%)	29.18%	0.76%	21.73%	(17.14%)	7.33%	20.26%
SMALL CAP GROWTH FUND - Class I Prospectus | CLASS I
Prospectus [Line Items]
Annual Return [Percent]	4.18%	16.41%	13.44%	(23.31%)	13.27%	22.38%	20.93%	(5.25%)	18.06%	8.53%
MID-CAP FUND - Class I Prospectus | CLASS I
Prospectus [Line Items]
Annual Return [Percent]	9.78%	15.63%	14.53%	(14.69%)	27.60%	5.45%	24.28%	(12.09%)	20.08%	15.34%
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Annual Return [Percent]	10.45%	15.22%	3.40%	(1.21%)	19.39%	(2.44%)	23.86%	(3.03%)	13.70%	11.78%
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Annual Return [Percent]	11.34%	12.46%	7.48%	(7.87%)	17.73%	(2.87%)	19.52%	(6.80%)	16.86%	6.93%
REAL ESTATE FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Annual Return [Percent]	1.42%	10.45%	15.50%	(25.94%)	43.54%	(3.75%)	25.02%	(6.18%)	4.98%	6.47%
CORE FIXED INCOME FUND - Class I Prospectus | CLASS I
Prospectus [Line Items]
Annual Return [Percent]	6.70%	0.72%	5.58%	(15.24%)	(1.92%)	8.72%	9.06%	(0.79%)	4.01%	3.03%
HIGH YIELD BOND FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.05%	8.93%	12.50%	(11.90%)	9.81%	5.06%	12.99%	(2.80%)	7.30%	16.78%
REAL RETURN FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Annual Return [Percent]	6.04%	4.06%	4.07%	(4.41%)	5.01%	5.08%	4.59%	(0.03%)	0.42%	2.54%
LARGE CAP FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	17.85%	20.80%	19.82%	(15.67%)	24.39%	11.85%	29.36%	(6.63%)	22.84%	8.82%
LARGE CAP VALUE FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	19.22%	13.00%	9.02%	(4.75%)	27.95%	(2.21%)	22.99%	(9.50%)	17.69%	15.19%
LARGE CAP GROWTH FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	18.54%	32.71%	39.64%	(28.67%)	25.70%	34.34%	33.52%	(0.64%)	28.65%	(0.35%)
TAX-MANAGED LARGE CAP FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	17.23%	14.82%	17.67%	(13.01%)	28.73%	12.44%	28.60%	(6.02%)	21.47%	8.28%
SMALL CAP FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	10.33%	13.42%	13.67%	(15.36%)	25.23%	16.10%	23.73%	(12.77%)	9.86%	14.32%
SMALL CAP VALUE FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	13.57%	8.69%	15.78%	(11.96%)	29.85%	1.21%	22.30%	(16.75%)	7.87%	20.82%
SMALL CAP GROWTH FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	4.73%	17.01%	14.00%	(22.92%)	13.81%	23.00%	21.53%	(4.76%)	18.65%	9.08%
TAX-MANAGED SMALL/MID CAP FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	8.92%	13.91%	13.14%	(16.71%)	23.81%	10.47%	22.28%	(12.09%)	16.17%	13.11%
MID-CAP FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	10.23%	16.16%	15.13%	(14.30%)	28.20%	5.96%	24.82%	(11.65%)	20.61%	15.91%
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	10.73%	15.86%	3.91%	(0.68%)	19.93%	(1.88%)	24.39%	(2.53%)	14.33%	12.32%
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	13.68%	13.17%	7.94%	(7.44%)	18.35%	(2.43%)	20.07%	(6.31%)	17.43%	7.53%
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	11.29%	17.49%	7.82%	(2.82%)	24.32%	1.59%	24.31%	(2.61%)	15.48%	12.05%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	30.07%	6.24%	13.07%	(11.36%)	7.82%	(1.34%)	15.76%	(12.11%)	21.08%
REAL ESTATE FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	2.06%	10.93%	16.09%	(25.62%)	44.25%	(3.29%)	25.59%	(5.75%)	5.48%	6.93%
CORE FIXED INCOME FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	7.30%	1.10%	6.18%	(14.88%)	(1.46%)	9.28%	9.58%	(0.32%)	4.50%	3.51%
HIGH YIELD BOND FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	7.81%	9.49%	12.84%	(11.56%)	10.15%	5.57%	13.56%	(2.34%)	7.90%	17.35%
CONSERVATIVE INCOME FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	4.33%	5.28%	5.29%	1.58%	0.11%	0.60%	2.30%	1.96%	1.10%
TAX-FREE CONSERVATIVE INCOME FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	2.71%	3.22%	3.29%	1.04%	0.11%	0.45%	1.38%	1.26%	0.68%
REAL RETURN FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	6.12%	4.14%	4.16%	(4.29%)	5.09%	5.27%	4.62%	0.07%	0.50%	2.63%
DYNAMIC ASSET ALLOCATION FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	19.12%	24.74%	21.42%	(16.26%)	30.88%	20.22%	27.13%	(8.10%)	19.29%	11.68%
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	10.81%	6.86%	7.38%	(4.69%)	1.82%	12.23%	5.12%	(3.42%)	5.52%	4.31%
MULTI-ASSET ACCUMULATION FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	12.10%	3.67%	6.56%	(20.81%)	8.66%	6.66%	22.09%	(7.46%)	13.07%	9.59%
MULTI-ASSET INCOME FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	10.07%	7.25%	11.07%	(13.12%)	4.09%	5.32%	14.32%	(2.12%)	6.77%	9.56%
MULTI-ASSET INFLATION MANAGED FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	7.82%	4.08%	(1.74%)	8.53%	10.82%	(1.59%)	5.68%	(3.64%)	(1.96%)	3.52%
MULTI-ASSET CAPITAL STABILITY FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	6.49%	4.93%	6.95%	(3.74%)	1.71%	3.30%	6.80%	(0.67%)	3.87%	1.10%
MULTI-ASSET ACCUMULATION FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	12.42%	3.93%	6.77%	(20.53%)	8.73%	6.93%	22.23%	(7.17%)	13.25%	9.80%
MULTI-ASSET INCOME FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	10.18%	7.36%	11.30%	(13.13%)	4.20%	5.43%	14.43%	(2.02%)	6.87%	9.67%
MULTI-ASSET INFLATION MANAGED FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	8.11%	4.37%	(1.48%)	8.82%	11.09%	(1.35%)	5.94%	(3.51%)	(1.72%)	3.81%
MULTI-ASSET CAPITAL STABILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	6.49%	5.04%	7.06%	(3.63%)	1.81%	3.39%	6.89%	(0.66%)	4.07%	1.09%